Bank Loans and Notes Payable - Summary of Detailed Information About Borrowings (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)		Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2024 MXN ($)
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable	$ 181	[1]		$ 2,453		$ 3,775
Long-term debt				134,371		144,429
Current portion of long term debt	(141)	[1]		(5,998)		(2,947)
Bank loans and notes payable	6,784	[1]		128,373		141,482
Market value gain loss on financial instruments	$ (101)	[2]	$ (2,109)	(440)	$ (706)
Amortization cost			1,122	1,121
Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt				125,305		136,375
Floating interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable				2,453		3,775
Long-term debt				9,066		8,054
Current portion of long term debt				(5,998)		(2,947)
Bank loans and notes payable				136,824		148,204
Domestic senior notes | Interest rate swaps
Disclosure of detailed information about borrowings [line items]
Market value gain loss on financial instruments			$ 383
At fair value
Disclosure of detailed information about borrowings [line items]
Long-term debt						128,399
At fair value | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						120,334
At fair value | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable						3,775
Long-term debt						8,065
Year one
Disclosure of detailed information about borrowings [line items]
Long-term debt						2,947
Year one | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						322
Year one | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable						3,775
Long-term debt						2,625
Year two
Disclosure of detailed information about borrowings [line items]
Long-term debt						11,042
Year two | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						10,589
Year two | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable						0
Long-term debt						453
Year three
Disclosure of detailed information about borrowings [line items]
Long-term debt						15,227
Year three | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						10,930
Year three | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable						0
Long-term debt						4,297
Year four
Disclosure of detailed information about borrowings [line items]
Long-term debt						16,666
Year four | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						16,222
Year four | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable						0
Long-term debt						444
Year five
Disclosure of detailed information about borrowings [line items]
Long-term debt						186
Year five | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						0
Year five | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable						0
Long-term debt						186
Six years and thereafter
Disclosure of detailed information about borrowings [line items]
Long-term debt						98,361
Six years and thereafter | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						98,312
Six years and thereafter | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable						0
Long-term debt						49
Euros | Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable				$ 15		$ 0
Borrowings, interest rate	0.00%			2.60%		0.00%
Euros | Senior unsecured notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 18,988		$ 21,748
Borrowings, interest rate	1.60%			1.60%		1.60%
Euros | Long Term, Promissory Note | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 1,064		$ 0
Borrowings, interest rate	0.00%			1.30%		0.00%
Euros | Long Term, Promissory Note | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 1,700		$ 0
Borrowings, interest rate	0.00%			4.80%		0.00%
Euros | At fair value | Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable						$ 0
Euros | At fair value | Senior unsecured notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						20,274
Euros | At fair value | Long Term, Promissory Note | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						0
Euros | At fair value | Long Term, Promissory Note | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						0
Euros | Year one | Long Term, Promissory Note | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 0
Borrowings, interest rate	0.00%					0.00%
Euros | Year one | Long Term, Promissory Note | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 0
Borrowings, interest rate	0.00%					0.00%
Euros | Year two | Senior unsecured notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 10,457
Borrowings, interest rate	2.60%					2.60%
Euros | Year two | Long Term, Promissory Note | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 0
Borrowings, interest rate	0.00%					0.00%
Euros | Year three | Senior unsecured notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 0
Borrowings, interest rate	0.00%					0.00%
Euros | Year four | Senior unsecured notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 6,223
Borrowings, interest rate	0.50%					0.50%
Euros | Year four | Long Term, Promissory Note | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 0
Borrowings, interest rate	0.00%					0.00%
Euros | Year five | Senior unsecured notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 0
Borrowings, interest rate	0.00%					0.00%
Euros | Year five | Long Term, Promissory Note | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 0
Borrowings, interest rate	0.00%					0.00%
Euros | Six years and thereafter | Senior unsecured notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 5,068
Borrowings, interest rate	1.00%					1.00%
Euros | Six years and thereafter | Long Term, Promissory Note | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 0
Borrowings, interest rate	0.00%					0.00%
Euros | Six years and thereafter | Long Term, Promissory Note | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 0
Borrowings, interest rate	0.00%					0.00%
Argentine pesos | Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable				$ 72		$ 638
Borrowings, interest rate	50.10%			130.00%		50.10%
Argentine pesos | At fair value | Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable						$ 638
Argentine pesos | Year one | Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable						$ 638
Borrowings, interest rate	50.10%					50.10%
Chilean pesos | Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable				$ 633		$ 460
Borrowings, interest rate	6.40%			9.60%		6.40%
Chilean pesos | Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable				$ 754		$ 1,222
Borrowings, interest rate	6.40%			9.20%		6.40%
Chilean pesos | Long term Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 27		$ 0
Borrowings, interest rate	0.00%			9.30%		0.00%
Chilean pesos | At fair value | Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable						$ 460
Chilean pesos | At fair value | Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable						1,222
Chilean pesos | At fair value | Long term Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						0
Chilean pesos | Year one | Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable						$ 460
Borrowings, interest rate	6.40%					6.40%
Chilean pesos | Year one | Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable						$ 1,222
Borrowings, interest rate	6.40%					6.40%
Chilean pesos | Year one | Long term Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 0
Borrowings, interest rate	0.00%					0.00%
Colombian pesos | Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable						$ 345
Borrowings, interest rate	10.40%					10.40%
Colombian pesos | Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable						$ 414
Borrowings, interest rate	10.40%					10.40%
Colombian pesos | At fair value | Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable						$ 345
Colombian pesos | At fair value | Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable						414
Colombian pesos | Year one | Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable						$ 345
Borrowings, interest rate	10.40%					10.40%
Colombian pesos | Year one | Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable						$ 414
Borrowings, interest rate	10.40%					10.40%
Uruguayan pesos | Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable						$ 46
Borrowings, interest rate	10.80%					10.80%
Uruguayan pesos | At fair value | Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable						$ 46
Uruguayan pesos | Year one | Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable						$ 46
Borrowings, interest rate	10.80%					10.80%
Mexican pesos | Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable				$ 979		$ 650
Borrowings, interest rate	13.50%			13.30%		13.50%
Mexican pesos | Long term Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 644		$ 458
Borrowings, interest rate	11.60%			11.40%		11.60%
Mexican pesos | Long term Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 1,270		$ 2,565
Borrowings, interest rate	13.30%			13.00%		13.30%
Mexican pesos | CEMR MXN L22-2L | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 8,434		$ 8,435
Borrowings, interest rate	9.70%			9.70%		9.70%
Mexican pesos | Domestic senior notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 23,946		$ 23,949
Borrowings, interest rate	8.10%			8.10%		8.10%
Mexican pesos | Domestic senior notes | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 4,653		$ 4,654
Borrowings, interest rate	10.50%			11.60%		10.50%
Mexican pesos | CEBUR MXN L22 | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 826		$ 826
Borrowings, interest rate	11.60%			11.60%		11.60%
Mexican pesos | At fair value | Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable						$ 650
Mexican pesos | At fair value | Long term Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						458
Mexican pesos | At fair value | Long term Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						2,566
Mexican pesos | At fair value | CEMR MXN L22-2L | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						8,110
Mexican pesos | At fair value | Domestic senior notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						22,490
Mexican pesos | At fair value | Domestic senior notes | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						4,659
Mexican pesos | At fair value | CEBUR MXN L22 | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						832
Mexican pesos | Year one | Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable						$ 650
Borrowings, interest rate	13.50%					13.50%
Mexican pesos | Year one | Long term Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 184
Borrowings, interest rate	10.80%					10.80%
Mexican pesos | Year one | Long term Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 892
Borrowings, interest rate	13.40%					13.40%
Mexican pesos | Year one | Domestic senior notes | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 1,727
Borrowings, interest rate	10.50%					10.50%
Mexican pesos | Year two | Long term Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 132
Borrowings, interest rate	11.80%					11.80%
Mexican pesos | Year two | Long term Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 450
Borrowings, interest rate	13.40%					13.40%
Mexican pesos | Year two | Domestic senior notes | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 0
Borrowings, interest rate	0.00%					0.00%
Mexican pesos | Year three | Long term Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 104
Borrowings, interest rate	12.30%					12.30%
Mexican pesos | Year three | Long term Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 544
Borrowings, interest rate	12.60%					12.60%
Mexican pesos | Year three | Domestic senior notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 8,495
Borrowings, interest rate	7.90%					7.90%
Mexican pesos | Year three | Domestic senior notes | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 2,927
Borrowings, interest rate	10.50%					10.50%
Mexican pesos | Year three | CEBUR MXN L22 | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 826
Borrowings, interest rate	11.60%					11.60%
Mexican pesos | Year four | Long term Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 38
Borrowings, interest rate	12.90%					12.90%
Mexican pesos | Year four | Long term Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 444
Borrowings, interest rate	13.70%					13.70%
Mexican pesos | Year four | Domestic senior notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 9,961
Borrowings, interest rate	7.40%					7.40%
Mexican pesos | Year four | CEBUR MXN L22 | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 0
Borrowings, interest rate	0.00%					0.00%
Mexican pesos | Year five | Long term Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 0
Borrowings, interest rate	0.00%					0.00%
Mexican pesos | Year five | Long term Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 186
Borrowings, interest rate	13.80%					13.80%
Mexican pesos | Year five | Domestic senior notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 0
Borrowings, interest rate	0.00%					0.00%
Mexican pesos | Six years and thereafter | Long term Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 49
Borrowings, interest rate	13.80%					13.80%
Mexican pesos | Six years and thereafter | CEMR MXN L22-2L | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 8,435
Borrowings, interest rate	9.70%					9.70%
Mexican pesos | Six years and thereafter | Domestic senior notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 5,493
Borrowings, interest rate	10.00%					10.00%
Swiss franc | Long Term, Promissory Note | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 463		$ 0
Borrowings, interest rate	0.00%			0.80%		0.00%
Swiss franc | Long Term, Promissory Note | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 603		$ 0
Borrowings, interest rate	0.00%			2.10%		0.00%
Swiss franc | At fair value | Long Term, Promissory Note | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 0
Swiss franc | At fair value | Long Term, Promissory Note | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						0
Swiss franc | Year one | Long Term, Promissory Note | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						0
Swiss franc | Year one | Long Term, Promissory Note | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						0
U.S. dollars | Long term borrowings Yankee bond | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 36,352		$ 43,504
Borrowings, interest rate	3.10%			3.10%		3.10%
U.S. dollars | Long term borrowings Bank of NY (FEMSA USD 2043) | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 7,121		$ 8,563
Borrowings, interest rate	4.40%			4.40%		4.40%
U.S. dollars | Bank of NY (FEMSA USD 2050) | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 26,162		$ 27,249
Borrowings, interest rate	3.50%			3.50%		3.50%
U.S. dollars | Long term Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 2,083		$ 2,469
Borrowings, interest rate	5.20%			3.80%		5.20%
U.S. dollars | At fair value | Long term borrowings Yankee bond | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 39,586
U.S. dollars | At fair value | Long term borrowings Bank of NY (FEMSA USD 2043) | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						7,283
U.S. dollars | At fair value | Bank of NY (FEMSA USD 2050) | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						19,664
U.S. dollars | At fair value | Long term Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						2,469
U.S. dollars | Year one | Long term Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 138
Borrowings, interest rate	6.70%					6.70%
U.S. dollars | Year two | Long term Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 0
Borrowings, interest rate	0.00%					0.00%
U.S. dollars | Six years and thereafter | Long term borrowings Yankee bond | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 43,504
Borrowings, interest rate	3.10%					3.10%
U.S. dollars | Six years and thereafter | Long term borrowings Bank of NY (FEMSA USD 2043) | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 8,563
Borrowings, interest rate	4.40%					4.40%
U.S. dollars | Six years and thereafter | Bank of NY (FEMSA USD 2050) | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 27,249
Borrowings, interest rate	3.50%					3.50%
Brazilian reais | Long term Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 21		$ 0
Borrowings, interest rate	0.00%			6.90%		0.00%
Brazilian reais | Long term Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 14		$ 9
Borrowings, interest rate	9.10%			8.90%		9.10%
Brazilian reais | At fair value | Long term Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 0
Brazilian reais | At fair value | Long term Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						8
Brazilian reais | Year one | Long term Bank loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 0
Borrowings, interest rate	0.00%					0.00%
Brazilian reais | Year one | Long term Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 6
Borrowings, interest rate	9.10%					9.10%
Brazilian reais | Year two | Long term Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 3
Borrowings, interest rate	9.10%					9.10%
Brazilian reais | Year three | Long term Bank loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt						$ 0
Borrowings, interest rate	0.00%					0.00%

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.4